Condensed Consolidating Financial Statements - Statement of Income (details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Condensed Financial Statements Captions Line Items
Revenues	$ 823,265	[1]	$ 663,274	[1]	$ 619,764	[1]
Operating expenses	614,072	[1]	485,286	[1]	483,500	[1]
Operating income (loss)	209,193	[1]	177,988	[1]	136,264	[1]
Interest income - affiliates	28,560	[1],[2]	20,243	[1],[2]	20,717	[1],[2]
Interest expense	(30,345)	[1],[3]	(18,794)	[1],[3]	(9,955)	[1],[3]
Other income (expense), net	(44)	[1]	(538)	[1]	1,628	[1]
Income before income taxes	207,364	[1]	178,899	[1]	148,654	[1]
Income tax expense	19,018	[1]	21,702	[1]	22,159	[1]
Net income	188,346	[1]	157,197	[1]	126,495	[1]
Net income attributable to noncontrolling interests	14,103	[1]	11,005	[1]	10,260	[1]
Net income attributable to Western Gas Partners, LP	174,243	[1]	146,192	[1]	116,235	[1]
Western Gas Partners, LP
Condensed Financial Statements Captions Line Items
Revenues	(2,957)		23,153		20,642
Operating expenses	61,009		44,593		34,602
Operating income (loss)	(63,966)		(21,440)		(13,960)
Interest income - affiliates	16,900		16,900		16,900
Interest expense	(30,378)		(18,825)		(9,972)
Other income (expense), net	(1,745)		(2,331)		32
Equity income	219,349		139,613		78,408
Income before income taxes	140,160		113,917		71,408
Net income	140,160		113,917		71,408
Net income attributable to Western Gas Partners, LP	140,160		113,917		71,408
Subsidiary Guarantors
Condensed Financial Statements Captions Line Items
Revenues	756,764		596,033		557,115
Operating expenses	512,374		419,058		427,820
Operating income (loss)	244,390		176,975		129,295
Interest income - affiliates	11,693		3,374		3,834
Interest expense	0
Other income (expense), net	1,689		1,787		1,586
Equity income	14,678		11,454		5,138
Income before income taxes	272,450		193,590		139,853
Income tax expense	19,018		21,702		22,159
Net income	253,432		171,888		117,694
Net income attributable to noncontrolling interests	14,103		11,005		10,260
Net income attributable to Western Gas Partners, LP	239,329		160,883		107,434
Non-Guarantor Subsidiary
Condensed Financial Statements Captions Line Items
Revenues	69,458		44,088		42,007
Operating expenses	40,689		21,635		21,078
Operating income (loss)	28,769		22,453		20,929
Other income (expense), net	12		6		10
Income before income taxes	28,781		22,459		20,939
Net income	28,781		22,459		20,939
Net income attributable to Western Gas Partners, LP	28,781		22,459		20,939
Eliminations
Condensed Financial Statements Captions Line Items
Interest income - affiliates	(33)		(31)		(17)
Interest expense	33		31		17
Equity income	(234,027)		(151,067)		(83,546)
Income before income taxes	(234,027)		(151,067)		(83,546)
Net income	(234,027)		(151,067)		(83,546)
Net income attributable to Western Gas Partners, LP	$ (234,027)		$ (151,067)		$ (83,546)

[1]	Financial information for the year ended December 31, 2011, has been recast to include the financial position and results attributable to the MGR assets, and the financial information for the years ended December 31, 2010 and 2009, has been recast to include the financial position and results attributable to the Bison and MGR assets. See Note 2.
[2]	Represents interest income recognized on the note receivable from Anadarko. This line item also includes interest income, net on affiliate balances related to the MGR assets, Bison assets, White Cliffs investment and Wattenberg assets for periods prior to the acquisition of such assets. Beginning December 7, 2011, Anadarko discontinued charging interest on intercompany balances. The outstanding affiliate balances on the Partnership assets prior to their acquisition were entirely settled through an adjustment to parent net equity.
[3]	Includes affiliate (as defined in Note 1) interest expense of $4.9 million, $6.9 million and $9.1 million for years ended December 31, 2011, 2010 and 2009, respectively. See Note 10.